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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000
                 -------------------------------
                 CHICAGO, IL 60601
                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Angela Newhouse                Chicago, Illinois   2/14/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: 1,793,622
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                      FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------- ------------- --------- --------    ---------------------- ------------ --------- -----------------------
                           TITLE                   VALUE       SHRS OR   SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER         OF CLASS        CUSIP   (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------- ------------- --------- --------    --------- ----- ------ ------------ --------- ---------- ------  ----
AETNA INC NEW               COM         00817Y108      2,866      22,977 SH             SOLE                    22,977
BOEING CO                   COM         097023105        233       4,508 SH             SOLE                     4,508
CAESARS ENTMT INC           COM         127687101      2,367     117,508 SH             SOLE                   117,508
COMPUTER ASSOC INTL INC     COM         204912109        262       8,430 SH             SOLE                     8,430
DEVON ENERGY CORP NEW       COM         25179M103        226       5,800 SH             SOLE                     5,800
FEDERAL NATL MTG ASSN       COM         313586109      2,447      34,370 SH             SOLE                    34,370
GENERAL DYNAMICS CORP       COM         369550108  1,628,177  15,565,745 SH             SOLE                15,565,745
GENERAL ELEC CO             COM         369604103      1,629      44,627 SH             SOLE                    44,627
HILTON HOTELS CORP          COM         432848109      2,672     117,508 SH             SOLE                   117,508
HOSPIRA INC                 COM         441060100        845      25,235 SH             SOLE                    25,235
JPMORGAN & CHASE & CO       COM         46625H100     17,207     441,085 SH             SOLE                   441,085
LABORATORY CORP AMER HLDGS  COM NEW     50540R409      1,431      28,733 SH             SOLE                    28,733
MAYTAG CORP                 COM         578592107     86,982   4,122,346 SH             SOLE                 4,122,346
MEDIS TECHNOLOGIES LTD      COM         58500P107     41,284   2,249,801 SH             SOLE                 2,249,801
PFIZER INC                  COM         717081103        340      12,627 SH             SOLE                    12,627
PITNEY BOWES INC            COM         724479100        259       5,600 SH             SOLE                     5,600
PROCTER & GAMBLE CO         COM         742718109        227       4,117 SH             SOLE                     4,117
SUNGARD DATA SYS INC        COM         867363103      2,707      95,550 SH             SOLE                    95,550
US BANCORP DEL              COM NEW     902973304      1,461      46,655 SH             SOLE                    46,655

TOTAL                                              1,793,622  22,953,221                                    22,953,221